Segment Information - Supplemental Geographical Information Based on Location (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Assets	¥ 24,670,067	¥ 23,973,153	¥ 21,921,030
Unallocated corporate assets [member]
Disclosure of geographical areas [line items]
Assets	¥ 1,462,656	¥ 1,319,995	¥ 696,327